Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	TEMPLETON GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000805664
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2015
Prospectus Date	rr_ProspectusDate	Jan. 01, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary